Concentration and risks (Details) - item	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cooperation concentration risk | Total Revenue | Five Business Partners
Concentration and risks
Concentration risk (as a percentage)	53.80%	49.90%	43.60%
Number of Business Partners	5	5	5
Cooperation concentration risk | Total Revenue | Qunar
Concentration and risks
Concentration risk (as a percentage)	28.80%	28.90%	17.20%
Concentration of Funding Partners | Loans facilitated | Jimu Box
Concentration and risks
Concentration risk (as a percentage)	0.19%	4.00%	24.00%